VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.4%
Australia : 4.3%
AVZ Minerals Ltd. †∞ 1,399,901 $ 94,634
Paladin Energy Ltd. * † 375,241 2,076,015
Perseus Mining Ltd. 491,624 1,584,192
3,754,841
Burkina Faso : 2.8%
IAMGOLD Corp. (USD) * 188,681 2,439,645
Underline
Canada : 8.2%
B2Gold Corp. (USD) 70,607 349,505
Barrick Mining Corp. (USD) 103,134 3,379,701
Ivanhoe Mines Ltd. * † 315,270 3,344,391
7,073,597
Egypt : 2.5%
Commercial International
Bank - Egypt (USD) (GDR) 1,086,282 2,188,417
Underline
India : 2.0%
MakeMyTrip Ltd. (USD) * † 18,794 1,759,118
Underline
Indonesia : 0.5%
Golden Agri-Resources Ltd.
(SGD) 1,795,500 410,501
Underline
Kenya : 4.7%
Equity Group Holdings PLC 3,626,061 1,628,429
Safaricom PLC 11,062,657 2,473,353
4,101,782
Morocco : 13.5%
Attijariwafa Bank 50,229 4,111,996
Bank of Africa 47,021 1,317,571
Banque Centrale Populaire 98,121 3,180,723
Co. Sucrerie Marocaine et de
Raffinage 29,413 691,664
Societe d'Exploitation des
Ports 22,848 2,385,139
11,687,093
Nigeria : 6.1%
Guaranty Trust Holding Co.
PLC 47,893,237 3,049,372
Zenith Bank PLC 47,600,335 2,213,432
5,262,804
Norway : 0.2%
Scatec ASA 144A * 12,355 121,976
Underline
South Africa : 34.9%
Absa Group Ltd. 81,740 858,679
African Rainbow Minerals
Ltd. † 10,530 113,295
Anglo American PLC (GBP) 97,687 3,687,212
Aspen Pharmacare Holdings
Ltd. * † 28,126 157,939
AVI Ltd. 23,584 135,223
Bid Corp. Ltd. † 22,315 559,088
Bidvest Group Ltd. † 16,085 197,486
Capitec Bank Holdings Ltd. 8,049 1,625,819
Clicks Group Ltd. 17,097 349,263
Discovery Ltd. 47,837 546,233
E Media Holdings Ltd. 14,965 1,561
Exxaro Resources Ltd. † 14,424 150,640
Number
of Shares Value
South Africa (continued)
FirstRand Ltd. 495,065 $ 2,228,162
Gold Fields Ltd. (ADR) 69,637 2,921,969
Growthpoint Properties Ltd. 194,663 166,201
Harmony Gold Mining Co.
Ltd. (ADR) 40,684 738,415
Impala Platinum Holdings
Ltd. 67,451 861,061
Investec PLC (GBP) 43,358 324,249
Kumba Iron Ore Ltd. † 5,751 108,287
Life Healthcare Group
Holdings Ltd. 120,291 80,810
Momentum Group Ltd. 87,801 166,874
Mr Price Group Ltd. 18,288 215,875
MTN Group Ltd. 127,232 1,071,746
Naspers Ltd. 14,508 5,277,142
Nedbank Group Ltd. 39,804 492,575
Northam Platinum Holdings
Ltd. 33,575 545,290
Old Mutual Ltd. 296,987 229,713
OUTsurance Group Ltd. 63,389 263,440
Pepkor Holdings Ltd. 144A 197,869 278,963
Remgro Ltd. 36,685 356,654
Sanlam Ltd. 140,087 678,735
Sasol Ltd. (ADR) * † 40,572 252,358
Shoprite Holdings Ltd. † 40,378 641,297
Sibanye Stillwater Ltd.
(ADR) * 57,934 651,178
Standard Bank Group Ltd. 112,428 1,539,695
Tiger Brands Ltd. 8,885 159,011
Valterra Platinum Ltd. 20,338 1,452,887
Woolworths Holdings Ltd. † 68,455 199,542
30,284,567
Tanzania : 1.5%
Helios Towers PLC (GBP) * 648,258 1,303,259
Underline
United Arab Emirates : 2.0%
Itissalat Al-Maghrib (MAD) 136,830 1,763,591
Underline
United Kingdom : 7.7%
Airtel Africa PLC 144A 1,023,936 3,365,925
Endeavour Mining PLC 71,914 3,010,254
Vodacom Group Ltd. (ZAR) 34,952 270,033
6,646,212
United States : 5.6%
Anglogold Ashanti PLC 31,834 2,238,885
Kosmos Energy Ltd. * † 1,173,593 1,948,165
Royal Caribbean Cruises Ltd. 2,074 671,105
4,858,155
Zambia : 2.9%
First Quantum Minerals Ltd.
(CAD) * † 112,066 2,535,459
Underline
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 8,396
Econet Wireless Zimbabwe
Ltd. 2,231 400

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zimbabwe (continued)
TN CyberTech Investments
Holdings Ltd. * 32,900 $ 133
8,929
Total Common Stocks
(Cost: $62,347,635) 86,199,946
RIGHTS : 0.0%
Morocco : 0.0%
Bank of Africa,
MAD 190.00, exp.
10/13/25* 21 9
Total Investments Before Collateral for
Securities Loaned: 99.4%
(Cost: $62,347,635) 86,199,955
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.7%
Money Market Fund: 2.7%
(Cost: $2,353,139)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 2,353,139 $ 2,353,139
Total Investments: 102.1%
(Cost: $64,700,774) 88,553,094
Liabilities in excess of other assets: (2.1)% (1,823,523)
NET ASSETS: 100.0% $ 86,729,571
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
MAD Moroccan Dirham
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $8,568,374.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,766,864, or 4.3% of net assets.